Equity Method Investments And Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Related Party Transactions
Amounts included in our consolidated balance sheets related to services we provided to our unconsolidated joint ventures for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
Dollars in millions	2017	2016
Accounts receivable (a)	$28	$22
Costs and estimated earnings in excess of billings on uncompleted contracts (b)	$2	$1
Billings in excess of costs and estimated earnings on uncompleted contracts (b)	$27	$41

(a)	Includes a $4 million and $11 million net receivable from the Brown & Root Industrial Services joint venture at December 31, 2017 and 2016, respectively.

(b)	Reflects CIE and BIE primarily related to joint ventures within our HS business segment as discussed above.

Equity In Earnings of Unconsolidated Affiliates
The following table presents a rollforward of our equity in and advances to unconsolidated affiliates:

Dollars in millions	2017	2016
Balance at January 1,	$369	$281
Equity in earnings of unconsolidated affiliates	72	91
Distributions of earnings of unconsolidated affiliates (a)	(62)	(56)
Advances (receipts)	(11)	1
Investments (b)	—	61
Foreign currency translation adjustments	12	(8)
Other	5	(8)
Balance before reclassification	385	362
Reclassification of excess distributions (a)	11	12
Recognition of excess distributions (a)	(9)	(5)
Balance at December 31,	$387	$369

(a)
We received cash dividends in excess of the carrying value of one of our investments. We have no obligation to return any portion of the cash dividends received. We recorded the excess dividend amount as "Deferred income from unconsolidated affiliates" on our consolidated balance sheets and recognize these dividends as earnings are generated by the investment.

(b)	In 2016, investments included a $56 million investment in the Brown & Root Industrial Services joint venture and a $5 million investment in EPIC Piping LLC ("EPIC") joint venture.

Consolidated Summarized Financial Information
Summarized financial information for all jointly owned operations including VIEs that are accounted for using the equity method of accounting is as follows:

Balance Sheets

	December 31,
Dollars in millions	2017	2016
Current assets	$3,107	$2,655
Noncurrent assets	3,250	3,003
Total assets	$6,357	$5,658

Current liabilities	$2,006	$1,657
Noncurrent liabilities	3,508	3,148
Total liabilities	$5,514	$4,805

Statements of Operations

	Years ended December 31,
Dollars in millions	2017	2016	2015
Revenues	$5,781	$5,877	$5,245
Operating income	$278	$365	$635
Net income	$145	$192	$476

Unconsolidated Variable Interest Entities

The following summarizes the total assets and total liabilities as reflected in our consolidated balance sheets as well as our maximum exposure to losses related to our unconsolidated VIEs in which we have a significant variable interest but are not the primary beneficiary. Generally, our maximum exposure to loss includes our equity investment in the joint venture and any amounts payable to us for services we provided to the joint venture, reduced for any unearned revenues on the projects. Our projections do not indicate any estimated losses related to these projects. If a project becomes a loss project in the future, our maximum exposure to loss could increase to the extent we are required to fund those losses through capital contributions or working capital advances resulting from our guarantees or other commitments. Where our performance and financial obligations are joint and several to the client with our joint venture partners, we may be further exposed to losses above our ownership interest in the joint venture.

	December 31, 2017
Dollars in millions	Total Assets	Total Liabilities	Maximum Exposure to Loss
Affinity project	$26	$10	$26
Aspire Defence project	$10	$125	$10
Ichthys LNG project (see Notes 7 and 18)	$145	$25	$145
U.K. Road projects	$36	$10	$36
EBIC Ammonia plant (65% interest)	$38	$1	$25

Dollars in millions	December 31, 2016
	Total Assets	Total Liabilities	Maximum Exposure to Loss
Affinity project	$12	$3	$12
Aspire Defence project	$14	$107	$14
Ichthys LNG project (see Notes 7 and 18)	$124	$33	$124
U.K. Road projects	$30	$9	$30
EBIC Ammonia plant (65% interest)	$34	$2	$22

Schedule Of Variable Interest Entities
The following is a summary of the significant VIEs where we are the primary beneficiary:

Dollars in millions	December 31, 2017
	Total Assets	Total Liabilities
Gorgon LNG project	$15	$48
Escravos Gas-to-Liquids project	$8	$13
Fasttrax Limited project	$57	$47

Dollars in millions	December 31, 2016
	Total Assets	Total Liabilities
Gorgon LNG project	$28	$60
Escravos Gas-to-Liquids project	$11	$22
Fasttrax Limited project	$56	$50